Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Profit before income tax and social contribution	R$ 4,560,011	R$ 3,622,463	R$ 3,184,033
Combined tax rate	34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution	R$ (1,550,404)	R$ (1,231,637)	R$ (1,082,571)
(Additions) / exclusions:
Equity in earnings	(36,652)	(28,059)	(30,364)
Permanent additions, exclusions:
Non-taxable revenues	70,518	12,848	16,573
Non-deductible expenses	(25,500)	(60,670)	(25,069)
Tax incentive – SUDENE/SUDAM(i)	442,136	333,359	235,753
Tax benefit related to interest on capital allocated	751,400	493,000	544,000
Other amounts	100,475	12,577	(4,933)
Income before income tax	1,302,377	763,055	735,960
Income tax and social contribution expense	R$ (248,027)	R$ (468,582)	R$ (346,611)
Effective rate	5.44%	12.94%	10.89%